Filed pursuant to Rule 497(e) under the

Securities Act of 1933, as amended

Securities Act File No. 333-141120

SKYBRIDGE DIVIDEND VALUE FUND

Class A Shares

Class C Shares

Class I Shares

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated April 5, 2018 to the SkyBridge Dividend Value Fund’s (the “Fund”) Prospectus dated September 1, 2017, as may be amended or supplemented from time to time

The information in this supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with such document.

Effective immediately, the performance table and accompanying footnotes with respect to the Fund under the heading “Average Annual Total Returns” in the Fund Summary section of the Fund’s Prospectus on pages 3 and 4 are deleted in its entirety and replaced with the following:

SkyBridge Dividend Value Fund — Class I Shares Average Annual Total Returns for the Period Ended December 31, 2016	1 Year	Since Inception (April 7, 2014)
Class I Shares Return Before Taxes	13.43%	9.31%
Class I Shares Return After Taxes on Distributions	10.85%	7.69%
Class I Shares Return After Taxes on Distributions and Sale of Shares	7.87%	6.66%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)[1]	11.96%	9.64%

SkyBridge Dividend Value Fund — Class A Shares Average Annual Total Returns for the Period Ended December 31, 2016	1 Year	Since Inception (June 13, 2014)
Class A Shares Return Before Taxes[2]	6.55%	5.30%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)[1]	11.96%	8.12%

SkyBridge Dividend Value Fund — Class C Shares Average Annual Total Return for the Period Ended December 31, 2016	1 Year	Since Inception (October 17, 2014)
Class C Shares Return Before Taxes	12.29%	10.41%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)[1]	11.96%	10.41%
[1]	The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
[2]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.75%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares only; after-tax returns for Class A and Class C shares will vary.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE